Report of Directors Corporate Governance - Non Executive Directors' Fees and Benefits (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of transactions between related parties [line items]
Fees		£ 6,919,000	£ 6,390,000
Benefits		171,000	453,000
Total		7,090,000	6,843,000
Travel allowance		£ 4,000
Tax rate		45.00%
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees		£ 5,394,000	4,982,000
Benefits		133,000	353,000
Total		5,527,000	5,335,000
Kathleen Casey
Disclosure of transactions between related parties [line items]
Fees		78,000	223,000
Benefits		27,000	9,000
Total		105,000	232,000
Laura Cha
Disclosure of transactions between related parties [line items]
Fees		587,000	298,000
Benefits		0	0
Total		587,000	298,000
Fees paid for additional positions held	$ 201,639	423,800	104,000
Henri de Castries
Disclosure of transactions between related parties [line items]
Fees		202,000	194,000
Benefits		1,000	4,000
Total		203,000	198,000
James Forese
Disclosure of transactions between related parties [line items]
Fees		160,000	0
Benefits		0	0
Total		160,000	0
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Fees		134,000	0
Benefits		0	0
Total		134,000	0
Irene Lee
Disclosure of transactions between related parties [line items]
Fees		546,000	454,000
Benefits		0	3,000
Total		546,000	457,000
Fees paid for additional positions held		344,000	260,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees		202,000	157,000
Benefits		4,000	2,000
Total		206,000	159,000
Heidi Miller
Disclosure of transactions between related parties [line items]
Fees		632,000	625,000
Benefits		7,000	2,000
Total		639,000	627,000
Fees paid for additional positions held		430,000	431,000
Eileen Murray
Disclosure of transactions between related parties [line items]
Fees		120,000	0
Benefits		0	0
Total		120,000	0
David Nish
Disclosure of transactions between related parties [line items]
Fees		480,000	230,000
Benefits		8,000	16,000
Total		488,000	246,000
Sir Jonathan Symonds
Disclosure of transactions between related parties [line items]
Fees		86,000	638,000
Benefits		20,000	21,000
Total		106,000	659,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees		355,000	398,000
Benefits		12,000	57,000
Total		367,000	455,000
Mark Tucker
Disclosure of transactions between related parties [line items]
Fees		1,500,000	1,500,000
Benefits		52,000	231,000
Total		£ 1,552,000	1,731,000
Percentage of fees donated to charities		100.00%
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Fees		£ 312,000	265,000
Benefits		2,000	8,000
Total		£ 314,000	£ 273,000